UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 02742)

Exact name of registrant as specified in charter:	Putnam Equity Income Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: November 30, 2007

Date of reporting period: February 28, 2007

Item 1. Schedule of Investments:

Putnam Equity Income Fund

The fund's portfolio
2/28/07 (Unaudited)

COMMON STOCKS (95.5%)(a)
	Shares	Value

Aerospace and Defense (1.7%)
L-3 Communications Holdings, Inc.	254,300	$22,149,530
Lockheed Martin Corp.	206,800	20,117,504
Raytheon Co.	405,500	21,714,525
		63,981,559

Banking (9.1%)
Bank of America Corp.	3,513,100	178,711,397
PNC Financial Services Group	402,200	29,485,282
U.S. Bancorp	1,232,600	43,954,516
Wachovia Corp.	516,300	28,587,531
Washington Mutual, Inc.	996,200	42,916,296
Wells Fargo & Co.	568,400	19,723,480
		343,378,502

Beverage (1.4%)
Anheuser-Busch Cos., Inc.	344,000	16,883,520
Molson Coors Brewing Co. Class B	361,400	30,516,616
Pepsi Bottling Group, Inc. (The)	191,100	5,924,100
		53,324,236

Broadcasting (0.4%)
Clear Channel Communications, Inc.	423,900	15,336,702

Building Materials (3.0%)
Masco Corp.	1,508,000	45,013,800
Sherwin-Williams Co. (The)	1,023,200	68,093,960
		113,107,760

Capital Goods (0.2%)
Eaton Corp.	98,500	7,979,485

Chemicals (2.6%)
E.I. du Pont de Nemours & Co.	213,800	10,850,350
Lubrizol Corp. (The)	402,000	20,904,000
Rohm & Haas Co.	1,215,900	64,272,474
		96,026,824

Computers (4.0%)
EMC Corp. (NON)	1,747,800	24,381,810
Hewlett-Packard Co.	827,000	32,567,260
IBM Corp.	1,009,600	93,902,896
		150,851,966

Conglomerates (4.5%)
General Electric Co.	507,100	17,707,932
Honeywell International, Inc.	862,100	40,035,924
Textron, Inc.	79,600	7,346,284
Tyco International, Ltd. (Bermuda)	3,446,500	106,255,595
		171,345,735

Consumer Finance (1.9%)
Capital One Financial Corp.	289,000	22,276,120
Countrywide Financial Corp.	1,276,600	48,868,248
		71,144,368

Consumer Goods (2.0%)
Avon Products, Inc.	68,700	2,518,542
Clorox Co.	117,700	7,457,472
Colgate-Palmolive Co.	259,300	17,466,448
Energizer Holdings, Inc. (NON)	340,963	29,295,541
Newell Rubbermaid, Inc.	229,700	7,033,414
Procter & Gamble Co. (The)	183,300	11,637,717
		75,409,134

Electric Utilities (5.6%)
Edison International	2,011,700	94,388,964
FirstEnergy Corp.	1,175,400	73,544,778
Pepco Holdings, Inc. (S)	261,000	6,947,820
PG&E Corp.	760,100	35,283,842
		210,165,404

Electronics (0.1%)
Intel Corp.	147,200	2,921,920

Energy (0.4%)
BJ Services Co.	609,300	16,323,147

Financial (8.7%)
Assurant, Inc.	323,700	17,301,765
Citigroup, Inc.	3,309,000	166,773,600
JPMorgan Chase & Co.	1,784,900	88,174,060
MGIC Investment Corp.	860,200	51,913,070
PMI Group, Inc. (The)	120,000	5,624,400
		329,786,895

Food (0.5%)
General Mills, Inc.	363,800	20,503,768

Forest Products and Packaging (0.1%)
Packaging Corp. of America	117,700	2,883,650
Sonoco Products Co.	20,600	762,612
		3,646,262

Health Care Services (0.6%)
IMS Health, Inc.	303,200	8,756,416
McKesson Corp.	244,100	13,611,016
		22,367,432

Homebuilding (0.3%)
Lennar Corp.	191,700	9,439,308

Household Furniture and Appliances (0.4%)
Whirlpool Corp.	162,700	14,351,767

Insurance (4.6%)
ACE, Ltd. (Bermuda)	818,200	45,950,112
Axis Capital Holdings, Ltd. (Bermuda)	735,599	24,870,602
Berkshire Hathaway, Inc. Class B (NON)	878	3,093,194
Chubb Corp. (The)	458,700	23,416,635
Everest Re Group, Ltd. (Barbados)	165,400	16,078,534
Fidelity National Title Group, Inc. Class A	483,800	11,611,200
PartnerRe, Ltd. (Bermuda)	326,799	22,705,995
Prudential Financial, Inc.	293,600	26,699,984
		174,426,256

Investment Banking/Brokerage (5.1%)
Allied Capital Corp. (S)	2,245,056	69,933,494
Apollo Investment Corp.	85,100	1,930,068
Bear Stearns Cos., Inc. (The)	375,600	57,181,344
Goldman Sachs Group, Inc. (The)	127,400	25,683,840
Morgan Stanley	500,800	37,519,936
		192,248,682

Lodging/Tourism (0.4%)
Wyndham Worldwide Corp. (NON)	439,200	15,459,840

Machinery (1.8%)
Cummins, Inc.	49,600	6,680,128
Ingersoll-Rand Co., Ltd. Class A (Bermuda)	167,200	7,241,432
Parker-Hannifin Corp.	664,400	54,739,916
		68,661,476

Manufacturing (0.6%)
Teleflex, Inc.	350,000	23,422,000

Media (0.3%)
Time Warner, Inc.	526,300	10,710,205

Medical Technology (0.6%)
Becton, Dickinson and Co.	188,700	14,339,313
PerkinElmer, Inc.	376,930	8,933,241
		23,272,554

Metals (0.2%)
Freeport-McMoRan Copper & Gold, Inc. Class B	163,600	9,392,276

Oil & Gas (12.3%)
BP PLC ADR (United Kingdom)	1,085,800	66,928,712
Devon Energy Corp.	533,300	35,043,143
Exxon Mobil Corp.	2,327,300	166,820,864
Hess Corp.	294,600	15,628,530
Marathon Oil Corp.	890,500	80,803,970
Occidental Petroleum Corp.	323,900	14,957,702
Total SA (France)	693,422	46,588,187
Valero Energy Corp.	640,300	36,913,295
		463,684,403

Pharmaceuticals (5.8%)
Eli Lilly Co.	399,700	21,040,208
Johnson & Johnson	826,400	52,104,520
Pfizer, Inc.	4,315,700	107,719,872
Watson Pharmaceuticals, Inc. (NON)	853,300	22,492,988
Wyeth	283,700	13,878,604

				217,236,192

Publishing (0.6%)
Idearc, Inc.			181,630	6,175,420
R. R. Donnelley & Sons Co.			466,300	16,870,734
				23,046,154

Regional Bells (3.7%)
Qwest Communications International, Inc. (NON)			456,400	4,052,832
Verizon Communications, Inc.			3,620,900	135,530,287
				139,583,119

Retail (2.1%)
Barnes & Noble, Inc.			180,400	7,385,576
Foot Locker, Inc.			905,900	20,582,048
Home Depot, Inc. (The)			337,000	13,345,200
Supervalu, Inc.			1,034,700	38,242,512
				79,555,336

Schools (0.6%)
Apollo Group, Inc. Class A (NON)			464,200	21,952,018

Semiconductor (0.1%)
Applied Materials, Inc.			226,600	4,207,962

Shipping (0.2%)
Overseas Shipholding Group			121,300	7,348,354

Software (0.9%)
Oracle Corp. (NON)			1,025,400	16,847,322
Symantec Corp. (NON)			993,400	16,987,140
				33,834,462

Technology Services (1.6%)
Automatic Data Processing, Inc.			396,300	19,731,777
Computer Sciences Corp. (NON)			202,500	10,718,325
VeriSign, Inc. (NON)			1,189,200	30,086,760
				60,536,862

Telecommunications (2.8%)
Citizens Communications Co. (S)			455,900	6,870,413
Embarq Corp.			1,182,000	65,423,700
Sprint Nextel Corp.			1,664,900	32,099,272
				104,393,385

Telephone (0.4%)
Windstream Corp.			915,200	13,773,760

Tobacco (2.7%)
Altria Group, Inc.			966,200	81,431,336
Loews Corp. - Carolina Group			263,036	18,946,484
				100,377,820

Trucks & Parts (0.2%)
Autoliv, Inc. (Sweden)			103,400	5,898,970

Waste Management (0.4%)
Waste Management, Inc.			486,400	16,561,920

Total common stocks (cost $2,994,215,468)				$3,600,976,180

CONVERTIBLE PREFERRED STOCKS (3.7%)(a)
			Shares	Value

Alleghany Corp. 5.75% cv. pfd.			56,800	$20,604,200
Citigroup Funding, Inc. Ser. GNW, 4.583% cv. pfd.			426,500	13,942,285
Conseco, Inc. $1.375 cum. cv. pfd. (S)			813,200	20,228,350
Ford Motor Co. Capital Trust II $3.25 cum. cv. pfd.			694,345	25,690,765
General Motors Corp. Ser. A, $1.125 cv. pfd.			342,224	8,427,266
Huntsman Corp. $2.50 cv. pfd.			323,436	14,150,325
Lehman Brothers Holdings, Inc. $1.563 cv. pfd.			287,400	7,831,650
Platinum Underwriters Holdings, Ltd. Ser. A, 6.00% cv.
pfd. (Bermuda)			948,600	29,169,450

Total convertible preferred stocks (cost $128,348,864)				$140,044,291

CONVERTIBLE BONDS AND NOTES (0.3%)(a) (cost $11,240,000)
			Principal amount	Value

EMC Corp. 144A cv. sr. notes 1 3/4s, 2013			$11,240,000	$12,181,350

WARRANTS (--%)(a)(NON) (cost $-)
	Expiration date	Strike Price	Warrants	Value

Raytheon Co.	6/16/11	$37.5	12,063	$215,686

SHORT-TERM INVESTMENTS (1.8%)(a)
	Principal amount/
	shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 5.29% to 5.46% and
due dates ranging from March 1, 2007 to April 29, 2007 (d)	$52,748,670	$52,650,233

Putnam Prime Money Market Fund (e)	16,267,442	16,267,442

Total short-term investments (cost $68,917,675)		$68,917,675

TOTAL INVESTMENTS

Total investments (cost $3,202,722,007)(b)		$3,822,335,182

NOTES

(a) Percentages indicated are based on net assets of $3,771,213,887.

(b) The aggregate identified cost on a tax basis is $3,221,817,172, resulting in gross unrealized appreciation and depreciation of $635,567,295 and $35,049,285, respectively, or net unrealized appreciation of $600,518,010.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At February 28, 2007, the value of securities loaned amounted to $51,058,785. The fund received cash collateral of $52,650,233 which is pooled with collateral of other Putnam funds into 28 issues of high-grade, short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $288,510 for the period ended February 28, 2007. During the period ended February 28, 2007, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $127,575,134 and $137,834,746, respectively.

(S) Securities on loan, in part or in entirety, at February 28, 2007.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities on deposit with a custodian bank.

The dates shown on debt obligations are the original maturity dates.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities.

At February 28, 2007, fair value pricing was used for certain foreign securities in the portfolio.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:  Effective January 1, 2007, the fund retained State Street Bank and Trust Company ("State Street") as its custodian. Putnam Fiduciary Trust Company, the fund's previous custodian, is managing the transfer of the fund's assets to State Street. This transfer is expected to be completed for all Putnam funds during the first half of 2007, with PFTC remaining as custodian with respect to fund assets until the assets are transferred. Also effective January 1, 2007, the fund's investment manager, Putnam Investment Management, LLC entered into a Master Sub-Accounting Services Agreement with State Street, under which the investment manager has delegated to State Street responsibility for providing certain administrative, pricing, and bookkeeping services for the fund.

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Equity Income Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: April 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter

Principal Executive Officer
Date: April 27, 2007

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: April 27, 2007